SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	$ 704,980	$ 674,537
Repayment to related parties		8,850
Cash advance from related parties	$ 43,488	$ 291,874
Junze Zhang [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder and director of the Company	Shareholder and director of the Company
Total	$ 698,624	$ 667,787
Repayment to related parties
Cash advance from related parties	$ 43,317	$ 276,375
Qing Zuo [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Board of ZDSE since December 20, 2018	Chairman of the Board of ZDSE since December 20, 2018
Total	$ 6,356	$ 6,750
Repayment to related parties		8,850
Cash advance from related parties	151	15,499
Hengqing investment consultation [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Cash advance from related parties
Henghui investment [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Mengling Zhang [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Cash advance from related parties
Zihua wu [Member]
Related Party Transaction [Line Items]
Repayment to related parties
Cash advance from related parties